Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Valuation Assumption of Stock Option

For stock options requiring an assessment of value during the year ended December 31, 2021, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.89%
Expected dividend yield	0%
Expected volatility	309.92 % to 366.13%
Expected life	3 to 5 years

For stock options requiring an assessment of value during the year ended December 31, 2020, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.12%
Expected dividend yield	0%
Expected volatility	2933%
Expected life	1.5 years

Summary of Stock Option Activity

A summary of stock option activity for the years ended December 31, 2021 and 2020 is presented below:

		Weighted
	Number	Average
	of	Exercise
	Options	Price

Stock options outstanding at December 31, 2019	5,116	363.17
Granted	32,000	1.05
Exercised	-	-
Expired or forfeited	-	-
Stock options outstanding at December 31, 2020	37,116	50.93
Granted	150,000	2.83
Exercised	-	-
Expired or forfeited	-	-
Stock options outstanding at December 30, 2021	187,116	$12.38
Stock options exercisable at December 31, 2021	187,116	$12.38

Schedule of Options Summarized by Exercise Price

The exercise prices of common stock options outstanding and exercisable at December 31, 2021 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$1.05	32,000	32,000
$2.50	50,000	50,000
$3.00	100,000	100,000
$363.17	5,116	5,116
	187,116	187,116